Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 27, 2011
Class of Stock [Line Items]
Preferred stock share issued	10,000	10,000
Dividend rate	1.00%		3.96%
Dividends in arrears	$ 25	$ 25
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock share issued			10,000
Minimum [Member]
Class of Stock [Line Items]
Dividend rate	1.00%
Maximum [Member]
Class of Stock [Line Items]
Dividend rate	5.00%